TCU Prospectus | Money Market Portfolio
Summary Section Money Market Portfolio
INVESTMENT OBJECTIVE
The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold TCU Shares* of the Portfolio.

* Prior to October 1, 2012, the Money Market Portfolio offered only one class of shares, which have been redesignated as TCU Shares.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	TCU Prospectus Money Market Portfolio TCU Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses		TCU Prospectus Money Market Portfolio TCU Shares
Management Fees		0.20%
Other Expenses		0.28%
Administration Fees		0.10%
Other Operating Expenses		0.18%
Total Annual Portfolio Operating Expenses		0.48%
Fee Waiver and/or Expense Reimbursement	[1]	(0.28%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.20%
[1]	The Administrator has agreed to reduce or limit "Total Annual Portfolio Operating Expenses" of TCU Shares of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) such that the "Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement" for TCU Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to TCU Shares of the Portfolio. This expense reduction/limitation will remain in effect through at least December 31, 2014 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions' Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your TCU Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same (except that the example incorporates the expense reduction/limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TCU Prospectus Money Market Portfolio TCU Shares	20	126	241	577

PRINCIPAL INVESTMENT STRATEGIES
Investments: The Portfolio invests exclusively in:
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities") and related custodial receipts
  U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder
  Repurchase agreements related to the securities described above
  Federal funds
The Portfolio's securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share.

Pursuant to an order of the Securities and Exchange Commission ("SEC"), the Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman, Sachs & Co. ("Goldman Sachs"), an affiliate of the Portfolio's investment adviser.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
  Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
  Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio's liquidity and cause significant NAV deterioration.
  Interest Rate Risk—The risk that when interest rates increase, the Portfolio's yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio's holdings may have an adverse impact on the Portfolio's ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.
  Liquidity Risk—The risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio's ability to maintain a $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

  Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio's shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio's liquidity risk and may adversely impact the Portfolio's NAV.
  Management Risk—The risk that a strategy used by the Portfolio's investment adviser may fail to produce the intended results.
  Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Regulatory Risk—The SEC recently adopted amendments to money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds, and has proposed additional amendments that may be adopted in the future. These changes may adversely affect the Portfolio's return potential.
  Stable NAV Risk—The risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration ("FHFA") acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.
An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration ("NCUA"), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods*. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

* Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares.
TOTAL RETURN CALENDAR YEAR

The total return for the 9-month period ended September 30, 2013 was 0.04%. Best Quarter Q4 '06 1.32% Worst Quarter Q4 '11 0.00%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
TCU Prospectus Money Market Portfolio TCU Shares	0.09%	0.52%	1.81%	3.93%	May 17, 1988